Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Required to Be Carried At Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2018 and 2017:

	March 31, 2018			March 31, 2017
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Available-for-sale securities (see Note 5):
Investment in Next Games	$7.3	$—	$7.3	$8.0	$—	$8.0

Forward exchange contracts (see Note 17)	—	0.3	0.3	—	0.6	0.6

Liabilities:
Forward exchange contracts (see Note 17)	—	(0.6)	(0.6)	—	(0.5)	(0.5)
	$7.3	$(0.3)	$7.0	$8.0	$0.1	$8.1

Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the carrying values and fair values of the Company’s investment in Pop's mandatorily redeemable preferred stock units and outstanding debt at March 31, 2018 and March 31, 2017:

	March 31, 2018		March 31, 2017
	(Amounts in millions)
	Carrying Value	Fair Value	Carrying Value	Fair Value
		(Level 3)		(Level 3)
Assets:
Investment in Pop's mandatorily redeemable preferred stock units	$91.3	$125.0	$96.8	$122.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
		(Level 2)		(Level 2)
Liabilities:
Term Loan A(1)	729.7	750.9	961.8	983.8
Term Loan B(1)	1,229.3	1,251.6	1,554.7	1,610.0
5.875% Senior Notes	500.4	539.5	498.3	542.1
April 2013 1.25% Notes	60.0	60.3	60.0	58.5
Production loans	352.6	352.9	353.3	353.8
	$2,872.0	$2,955.2	$3,428.1	$3,548.2